MH Elite Portfolio of Funds Inc.

Incorporated herein by reference is the definitive version of the prospectus for the Funds filed pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, on August 15, 2011 (SEC Accession No. 0001162044-11-000738).